EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Disclosure of change in equity investments

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balance at beginning of year	$1,273	$541
Acquisitions through business combinations (1)	(5)	847
Additions	445	25
Dispositions (2)	—	(162)
Share of net income	9	114
Share of other comprehensive income (loss)	(9)	—
Distributions received	(23)	(62)
Foreign currency translation	(42)	(30)
Balance at end of period	$1,648	$1,273
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(1)	See Note 3 for additional information.

(2)	Includes derecognition of an equity accounted investment within Greenergy that was consolidated in 2019